Earnings Per Share - Additional Information (Detail) - shares shares in Millions		3 Months Ended		12 Months Ended
	Jul. 01, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic shares	676	681	676	677	676	676
Effect of dilutive shares	5	9	5	6	5	5
Anti-dilutive securities excluded from computation of EPS		3	19	16	19	19
Baxter | Post-Separation
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of Baxalta common stock distributed to Baxter shareholders upon spin-off	544
Number of shares of Baxalta held by Baxter after spin-off	132